Pay vs Performance Disclosure	12 Months Ended
	May 31, 2026 USD ($)	May 25, 2025 USD ($)	May 26, 2024 USD ($)	May 28, 2023 USD ($)	May 29, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return	Peer Group Total Shareholder Return(3)	GAAP Net Income (in millions)	Organic Net Sales Growth(4)
2026	$14,018,052	$764,454	$4,106,382	$1,157,410	$64.81	$88.36	($85)	(1.8%)
2025	$12,492,830	($751,091)	$4,013,163	$743,947	$96.83	$95.40	$2,319	(1.8%)
2024	$16,056,114	($2,738,708)	$3,836,800	$402,979	$119.25	$104.28	$2,519	(1.1%)
2023	$16,385,646	$33,137,997	$4,607,312	$7,806,270	$141.93	$115.69	$2,610	10.8%
2022	$12,266,195	$27,692,522	$3,574,805	$6,900,889	$114.75	$104.74	$2,735	5.1%

Company Selected Measure Name	Organic Net Sales Growth
Named Executive Officers, Footnote	(1)The PEO was Jeffrey L. Harmening for all years in the table. The Other NEOs were Dana McNabb (2024-2026), Kofi Bruce (all years), Jaime Montemayor
(all years), Karen Wilson Thissen (2023, 2024, and 2026), Jon Nudi (2022-2025), John Church (2022), and Richard Allendorf (2022).

Peer Group Issuers, Footnote	(3)Reflects total shareholder return for the S&P 500 Packaged Foods & Meats Index, which is an industry line peer group reported in the company’s 2026 Annual
Report. Total shareholder return is calculated based on a fixed investment of $100 measured from the market close on the last trading day of fiscal 2021 through and including the end of the fiscal year for each fiscal year reported in the table.

PEO Total Compensation Amount	$ 14,018,052	$ 12,492,830	$ 16,056,114	$ 16,385,646	$ 12,266,195
PEO Actually Paid Compensation Amount	$ 764,454	(751,091)	(2,738,708)	33,137,997	27,692,522
Adjustment To PEO Compensation, Footnote	The following tables describe the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP amounts from the SCT amounts. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K under the Exchange Act. Pursuant to the applicable rules, the amounts in the
“Stock Awards” and “Option Awards” columns from the SCT and the amount of the change in the actuarial present value of the NEO’s accumulated benefit under all defined benefit and actuarial pension plans are subtracted from the SCT amounts and the values reflected in the table below are added or subtracted as applicable:
RECONCILIATION OF SUMMARY COMPENSATION TABLE TOTAL TO COMPENSATION ACTUALLY PAID(a)

Year	2026
	PEO	Other NEOs
Summary Compensation Table Total	$14,018,052	$4,106,382
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	($9,606,378)	($2,473,659)
(Minus): Change in Pension Value	($1,574,513)	($254,428)
Plus: Pension Service Cost and Associated Prior Service Cost	$6,421	$99,755
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$2,955,496	$761,046
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($5,443,104)	($1,198,389)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$—	$—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	($484,716)	($95,001)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$893,196	$211,704
Compensation Actually Paid	$764,454	$1,157,410
(a)The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. For our financial PSUs, we assumed payouts ranging between 20% and 39% for the fiscal 2026
CAP calculations.

Non-PEO NEO Average Total Compensation Amount	$ 4,106,382	4,013,163	3,836,800	4,607,312	3,574,805
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,157,410	743,947	402,979	7,806,270	6,900,889
Adjustment to Non-PEO NEO Compensation Footnote	The following tables describe the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP amounts from the SCT amounts. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402(v) of Regulation S-K under the Exchange Act. Pursuant to the applicable rules, the amounts in the
“Stock Awards” and “Option Awards” columns from the SCT and the amount of the change in the actuarial present value of the NEO’s accumulated benefit under all defined benefit and actuarial pension plans are subtracted from the SCT amounts and the values reflected in the table below are added or subtracted as applicable:
RECONCILIATION OF SUMMARY COMPENSATION TABLE TOTAL TO COMPENSATION ACTUALLY PAID(a)

Year	2026
	PEO	Other NEOs
Summary Compensation Table Total	$14,018,052	$4,106,382
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	($9,606,378)	($2,473,659)
(Minus): Change in Pension Value	($1,574,513)	($254,428)
Plus: Pension Service Cost and Associated Prior Service Cost	$6,421	$99,755
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$2,955,496	$761,046
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	($5,443,104)	($1,198,389)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$—	$—
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	($484,716)	($95,001)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$—	$—
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$893,196	$211,704
Compensation Actually Paid	$764,454	$1,157,410
(a)The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards. For our financial PSUs, we assumed payouts ranging between 20% and 39% for the fiscal 2026
CAP calculations.

Compensation Actually Paid vs. Total Shareholder Return	TSR
Compensation Actually Paid vs. Net Income	GAAP NET INCOME
Compensation Actually Paid vs. Company Selected Measure	ORGANIC NET SALES GROWTH
Total Shareholder Return Vs Peer Group	TSR
Tabular List, Table

Organic Net Sales Growth*
Adjusted Operating Profit*
Cumulative Operating Cash Flow*
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 64.81	96.83	119.25	141.93	114.75
Peer Group Total Shareholder Return Amount	88.36	95.40	104.28	115.69	104.74
Net Income (Loss)	$ (85,000,000)	$ 2,319,000,000	$ 2,519,000,000	$ 2,610,000,000	$ 2,735,000,000
Company Selected Measure Amount	(0.018)	(0.018)	(0.011)	0.108	0.051
PEO Name	Jeffrey L. Harmening	Jeffrey L. Harmening	Jeffrey L. Harmening	Jeffrey L. Harmening	Jeffrey L. Harmening
Additional 402(v) Disclosure	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance measures of the company. For further information concerning our pay for performance philosophy and how we align executive compensation with the company’s performance, please review the Compensation Discussion and Analysis beginning on page 49.
The following tables and related disclosures provide information about (i) the total compensation of our principal executive officer
(“PEO”) and our non-PEO NEOs (collectively, the “Other NEOs”) as presented in the Summary Compensation Table (“SCT”) on page 62, (ii) the “compensation actually paid” (“CAP”) to our PEO and our Other NEOs, as calculated pursuant to Item 402(v)
of Regulation S-K, (iii) certain financial performance measures, and (iv) the relationship of the CAP to those financial performance measures.
Financial Performance Measures
The following table lists the four performance measures that, in our assessment, represent the most important performance measures we used to link compensation actually paid in fiscal 2026 to company performance.
*Non-GAAP measure. For more information on the use of non-GAAP measures in the Proxy Statement, and a reconciliation of non-GAAP measures to the most directly comparable GAAP measures, see Appendix A.
Relationship Between Compensation Actually Paid and Performance
The following charts show graphically the relationships over the past five years of the CAP amounts for our PEO and Other NEOs as compared to our cumulative TSR, Peer Group TSR, GAAP Net Income, and Organic Net Sales Growth*, as well as the relationship between TSR and Peer Group TSR.
As described in more detail in the Compensation Discussion & Analysis, a significant portion of our NEO’s total compensation is tied to company performance in the form of annual and long-term incentives. Overall, our executive compensation is closely aligned with shareholder returns. We do not use net income as a financial performance measure that determines compensation levels or incentive plan payouts for our NEOs; therefore, CAP and net income do not have a direct relationship. We have chosen Organic Net Sales
Growth as our company-selected metric because it is measured in both our annual and long-term incentive plans, and therefore has the largest impact on our CAP for fiscal 2026.
It is important to note that the CAP amounts paid to our NEOs do not necessarily reflect the actual value that an NEO will receive in the stated fiscal year as such value will depend on a variety of factors. For example, the value of PSUs that an NEO will receive will ultimately depend on the company’s stock price at the time of vesting along with the financial performance metrics achieved during the applicable three-year performance cycle, and therefore, remains at risk of forfeiture or reduction until the time of vesting.
The information contained in this Pay Versus Performance section will not be incorporated into any filings under the Securities Act of
1933 or the Exchange Act, except to the extent that the company specifically incorporates such information by reference.
*Non-GAAP measure. For more information on the use of non-GAAP measures in the Proxy Statement, and a reconciliation of non-GAAP measures to the most directly comparable GAAP measures, see Appendix A.

Measure:: 1
Pay vs Performance Disclosure
Name	Organic Net Sales Growth
Non-GAAP Measure Description	(4)Values shown reflect the Organic Net Sales Growth, which is the measure we believe represents the most important financial performance measure not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2026 to the company’s performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Profit
Measure:: 3
Pay vs Performance Disclosure
Name	Cumulative Operating Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,574,513)
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,421
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,606,378)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,955,496
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,443,104)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(484,716)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	893,196
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(254,428)
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	99,755
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,473,659)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	761,046
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,198,389)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(95,001)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 211,704